Risk Management and Financial Instruments - Schedule of Balance Sheet (Details) - Seara Alimentos [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Balance Sheet [Line Items]
Financial instruments designated as hedge accounting:	$ (568)	$ 599
Financial instruments designated as hedge accounting, Commodities	(568)	599
Other comprehensive income (expense)	(1,131)	275
Derivatives (liabilities)/assets	(159)	(15)
Derivatives instruments designated as hedge accounting:
Derivatives instruments designated as hedge accounting, Commodities	(159)	(15)
Derivatives (liabilities)/assets	(3,412)	(6,568)
Derivatives instruments not designated as hedge accounting:
Derivatives instruments not designated as hedge accounting, Exchange	(3,412)	(6,568)
Other comprehensive results	(568)	(1,644)
Other comprehensive results, Commodities	(568)	(1,644)
Inventories	(735)	165
Inventories, Commodities	$ (735)	$ 165